Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (50,218)		$ 327
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment loss on equipment	273		0
Impairment loss on intangible assets	281		0
Impairment loss on goodwill	47,088		0
Change in fair value of contingent consideration	3,380		0
Depreciation and amortization of property, plant and equipment	1,374		1,150
Amortization	2,345		2,281
Benefit from deferred income taxes	(3,357)		(1,267)
Share-based compensation expense	503	[1]	1,207	[2]
Fair value of common stock issued	56		0
Other non-cash expenses	33		304
Changes in operating assets and liabilities:
Accounts receivable	(517)		(1,115)
Inventories	1,225		(37)
Prepaid expenses and other current assets	61		(125)
Accounts payable and accrued liabilities	1,263		(1,008)
Restricted cash	(159)		150
Income taxes refundable, net	(131)		(778)
Net cash provided by operating activities	3,500		1,089
Cash flows from investing activities:
Payments relating to business combinations, net of $222 cash acquired	0		(2,528)
Purchases of long-lived assets	(672)		(1,323)
Net cash used in investing activities	(672)		(3,851)
Cash flows from financing activities:
Principal payments on notes payable	(2,413)		(1,753)
Principal payments on related party note payable	(250)		0
Payments to reacquire and retire common stock	(139)		(134)
Payments of deferred financing costs	(309)		0
Proceeds from issuance of common stock	0		3,432
Principal payments on capital lease obligations	(37)		(4)
Net cash (used in) provided by financing activities	(3,148)		1,541
Effect of exchange rate changes on cash	64		86
Net decrease in cash	(256)		(1,135)
Cash, beginning of period	2,951		4,086
Cash, end of period	$ 2,695		$ 2,951

[1]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
[2]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.